EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2026
EARNING PER SHARE
Schedule of earning per share

	06/30/2026	06/30/2025	06/30/2024
Numerator
(Loss)/Profit for the year from continuing operations attributable to equity holders of the parent	(76,646,452)	(45,706,811)	12,638,843
Loss for the year from discontinued operations attributable to equity holders of the parent	(181,504,967)	(9,709,243)	(8,363,155)
(Loss)/Profit for the year attributable to equity holders attributable to equity holders of the parent	(258,151,419)	(55,416,054)	4,275,688

Denominator
Weighted average number of shares (basic EPS)	63,645,110	63,228,240	62,840,129
Weighted average number of shares (diluted EPS)	63,645,110	63,228,240	63,485,432

(Loss)/Profit per share from continuing operations
Basic (loss)/profit attributable to ordinary equity holders of the parent	(1.2043)	(0.7229)	0.2011
Diluted (loss)/profit attributable to ordinary equity holders of the parent	(1.2043)	(0.7229)	0.1991

Loss per share from discontinued operations
Basic loss attributable to ordinary equity holders of the parent	(2.8518)	(0.1536)	(0.1331)
Diluted loss attributable to ordinary equity holders of the parent	(2.8518)	(0.1536)	(0.1331)

(Loss)/Profit per share for the year attributable to equity holders
Basic (loss)/profit attributable to ordinary equity holders of the parent	(4.0561)	(0.8764)	0.0680
Diluted (loss)/profit attributable to ordinary equity holders of the parent	(4.0561)	(0.8764)	0.0673